Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0002116045
Registrant Name	G-X Private Markets
Registration File Number	333-294867
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES